Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	6.70
Maximum Aggregate Offering Price	$ 23,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,238.44
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 to which this exhibit relates also registers an indeterminable number of additional shares of common stock of Grid Dynamics Holdings, Inc., par value $0.0001 per share ("Common Stock"), as may hereafter be offered or issued under the Grid Dynamics Holdings, Inc. 2020 Equity Incentive Plan (as may be amended or restated from time to time, the "Plan") to prevent dilution resulting from any future stock splits, stock dividends or similar adjustments of the outstanding Common Stock. (B) Estimated solely for purposes of calculating the amount of the registration fee, pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices per share of Common Stock of $6.70 on February 27, 2026, as reported on the Nasdaq Global Select Market. (C) Represents the additional 3,500,000 shares of Common Stock reserved and available for issuance under the Plan as of December 23, 2025.